Performance Management - The Disciplined Growth Investors Equity Fund	Jan. 21, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Prior Performance of Predecessor Limited Partnership

As a newly registered mutual fund, the Fund does not have prior performance as a mutual fund.  The prior performance shown below is for the Fund’s predecessor limited partnership, Navigator Investors, L.P. (the “Predecessor Fund”). The prior performance is net of management fees and other expenses.  The Fund is expected to acquire all of the assets and liabilities of the Predecessor Fund in a tax-free reorganization on or about January 26, 2026. The Predecessor Fund has been managed in the same style since the Adviser’s inception on March 31, 1997. The Fund’s investment goals, policies, guidelines and restrictions are, in all material respects, equivalent to the Predecessor Fund.

The following information shows the Predecessor Fund’s annual returns and long-term performance reflecting the actual fees and expenses that were charged when the Fund was a limited partnership.  The Predecessor Fund was not subject to certain investment restrictions, diversification requirements and other restrictions of the 1940 Act and of the Internal Revenue Code that are applicable to the Fund, which if they had been applicable to the Predecessor Fund, might have adversely affected its performance.

The following information provides some indication of the risks of investing in the Fund by showing how the Predecessor Fund’s performance has varied over time.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Predecessor Fund’s average annual returns for the periods indicated to a broad-based securities market index and supplemental index. The indices are not actively managed and are not available for direct investment. The bar chart and performance table assume reinvestment of dividends and distributions. The Predecessor Fund’s past performance does not necessarily indicate how the Fund will perform in the future. After-tax returns are not provided because the Global Partnership’s tax treatment was different than that of a registered investment company. Updated performance information is available on the Fund’s website at www.dgifund.com.

Performance Past Does Not Indicate Future [Text]	The Predecessor Fund’s past performance does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing how the Predecessor Fund’s performance has varied over time.
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the best performance for a quarter was 32.16% (for the quarter ended March 31, 2024) and the worst performance was -26.44% (for the quarter ended March 31, 2020).

Highest Quarterly Return, Label [Optional Text]	best performance
Highest Quarterly Return	32.16%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	worst performance
Lowest Quarterly Return	(26.44%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the Periods Ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the periods covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance [Table]
	One Year	Five Year	Ten Year
Return Before Taxes	28.69%	16.15%	13.22%
Return After Taxes on Distributions	N/A	N/A	N/A
Return After Taxes on Distributions and Sale of Fund Shares	N/A	N/A	N/A
Bloomberg US 3000 Total Return Index (reflects no deductions for fees, expenses, or taxes)	23.37%	13.82%	12.52%
Bloomberg U.S. Mid Cap Growth Index (reflects no deductions for fees, expenses, or taxes)	15.76%	10.82%	10.74%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the periods covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	www.dgifund.com